Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	$ 5,939,515	$ 5,760,705
Less: accumulated depreciation	(2,076,681)	(1,538,971)
Property and equipment, net	3,862,834	4,221,734
Buildings and improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	5,607,997	5,339,387
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	246,435	295,586
Office and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	$ 85,083	$ 125,732